SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Jun. 30, 2020
Product registration
Intangible assets
Useful life (in years)	5 years
Customer loyalty
Intangible assets
Useful life (in years)	26 years
Externally acquired | Software
Intangible assets
Useful life (in years)	3 years
Externally acquired | Trademarks and patents
Intangible assets
Useful life (in years)	5 years
Externally acquired | Certification ISO Standards
Intangible assets
Useful life (in years)	3 years